Property and Equipment (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Depreciation expense	$ 351.4	$ 294.2	$ 280.1
Capitalized interest	12.5	12.6	13.0
Capitalized labor costs included in fixed assets	58.3	$ 42.7	$ 28.6
Wrote-off of depreciated property and equipment	$ 93.4